As filed with the Securities and Exchange Commission on December 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

Rochdale Core Alternative Strategies
Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2010

Rochdale Core Alternative
Strategies Fund TEI LLC and Subsidiary

Financial Statements

September 30, 2010

TABLE OF CONTENTS

Page
Rochdale Core Alternative Strategies TEI LLC
Consolidated Financial Statements
Statement of Assets, Liabilities and Members’ Capital	2
Statement of Operations	3
Statements of Changes in Members’ Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-10
Financial Highlights	11
Rochdale Core Alternative Strategies Master Fund LLC
Financial Statements
Statement of Assets, Liabilities and Members’ Capital	2
Statement of Operations	3
Statements of Changes in Members’ Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-9
Notes to Financial Statements	10-15
Financial Highlights	16
Additional Information

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members’ Capital

September 30, 2010 (Unaudited)

ASSETS
Investment in Rochdale Core Alternative Strategies Master Fund LLC	$38,827,554
Investments made in advance	50,000
Prepaid expenses	12,775
Receivable from Adviser	7,964
Total Assets	38,898,293
LIABILITIES AND MEMBERS’ CAPITAL
Liabilities
Contributions received in advance	50,000
Incentive fee payable	968
Professional fees payable	13,179
Investor servicing fee payable	23,688
Accrued expenses and other liabilities	9,940
Total Liabilities	97,775
Total Members’ Capital	$38,800,518

See notes to consolidated financial statements

2

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM ROCHDALE CORE ALTERNATIVE
STRATEGIES MASTER FUND LLC

Interest income	$2,405
Expenses	(317,156)
Net Investment Loss Allocated	(314,751)
FUND EXPENSES
Administration fees	4,650
Registration fees	8,336
Professional fees	28,300
Investor servicing fees	47,794
Custody fees	600
Other expenses	2,571
Total Fund Expenses	92,251
Add expenses recouped (see note 3)	20,607
Net Fund Expenses	112,858
Net Investment Loss	(427,609)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
ROCHDALE CORE ALTERNATIVE STRATEGIES MASTER FUND LLC
Net realized gain on investments	450,263
Net change in unrealized appreciation/depreciation on investments	73,308
Net Realized and Unrealized Gain on Investments	523,571
Net Increase in Members’ Capital Resulting From Operations	$95,962

See notes to consolidated financial statements

3

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members’ Capital

	Six Months Ended	Year Ended
	September 30, 2010(1)	March 31, 2010
FROM OPERATIONS
Net investment loss	$(427,609)	$(795,902)
Net realized gain (loss) on investments	450,263	(650,521)
Net change in unrealized appreciation/depreciation on investments	73,308	4,340,395
Net Increase in Members’ Capital Resulting From Operations	95,962	2,893,972
INCREASE FROM TRANSACTIONS IN MEMBERS’ CAPITAL
Proceeds from sales of members’ interests	1,435,039	3,862,091
Payments for purchases of members’ interests	(1,358,736)	(760,642)
Net Proceeds of Members’ Interests	76,303	3,101,449
Total Increase in Members’ Capital	172,265	5,995,421
MEMBERS’ CAPITAL
Beginning of year	38,628,253	32,632,832
End of year	$38,800,518	$38,628,253

(1) Unaudited.

See notes to consolidated financial statements

4

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital resulting from operations	$95,962
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash from operating activities
Net change in unrealized appreciation/depreciation on investments	(73,308)
Realized gain on investments	(450,263)
Purchases of investments in Master Fund	(1,435,039)
Sales of investments in Master Fund	1,358,736
Net investment loss allocated from Master Fund	314,751
Expenses paid by the Master Fund	118,806
Changes in operating assets and liabilities
Investments made in advance	260,000
Prepaid expenses	(144)
Incentive fee payable	(129)
Receivable from / payable to Adviser	(2,751)
Contributions received in advance	(260,000)
Professional fees payable	(6,206)
Investor servicing payable	10
Distribution payable	(62,336)
Accrued expenses and other liabilities	3,272
Net Cash used in Operating Activities	(138,639)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members’ interests	1,435,039
Payments for purchases of members’ interests	(1,358,736)
Net Cash Flows from Financing Activities	76,303
Net Change in Cash	(62,336)
CASH
Balance at beginning of year	62,336
Balance at end of year	$—

See notes to consolidated financial statements

5

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

1. Organization

Rochdale Core Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale Core Alternative Strategies Fund (Cayman) LDC (the “Offshore Fund”) together constitute the “Fund”. The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The TEI Fund commenced investment operations on July 1, 2007. The TEI Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the TEI Fund net asset value that are no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets. Rochdale Investment Management LLC (the “Manager”, “Adviser” or “Rochdale”) is the investment adviser to the Master Fund. The Manager is also the adviser to Rochdale Core Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments (the “Sub-Adviser”) with respect to the Master Fund.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services. The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements. At September 30, 2010, the TEI Fund’s beneficial ownership of the Master Fund’s net assets was 66.50%.

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund. Generally, initial and additional subscriptions for investment (or “Member Interests”) in the TEI Fund by eligible Members may be accepted at such times as the TEI Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund. The TEI Fund from time to time may offer to repurchase member interests in the Fund at such times and on such terms as may be determined by the TEI Fund’s Board in its complete and absolute discretion. Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below). Members must hold TEI Fund interests for at least six months before being eligible to request that the TEI Fund repurchase TEI Fund interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold TEI Fund interests for a second six-month period before submitting an initial request.

6

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements—(Continued)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund.

Fair Value Measurements

The TEI Fund follows authoritative guidance on Fair Value Measurements which defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets. Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets. Level 2 inputs relate to assets with observable market quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

For the six months ended September 30, 2010, the TEI Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

Investments Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, less liabilities, including accrued fees and expenses.

The TEI Fund’s investment in the Master Fund represents substantially all of the TEI Fund’s assets. All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the TEI Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are an integral part of these financial statements.

The TEI Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee and incentive fee).

7

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Income Taxes

The TEI Fund’s tax year end is December 31. The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each Member of the TEI Fund is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007, the TEI Fund adopted authoritative guidance on uncertain tax positions. The TEI Fund recognizes the effect of tax positions when they are more likely than not of being sustained.
Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the TEI Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of September 30, 2010, the TEI Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The TEI Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

Capital Accounts

Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members’ respective investment percentage in the TEI Fund. Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the TEI Fund, other than in accordance with the each Members’ respective investment percentage.

Prior to the end of each quarter and year end, the TEI Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month. The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as “Contributions received in advance” and “Investments made in advance”, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The TEI Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

8

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary. All inter-company transactions have been eliminated in consolidation.

Recent Accounting Pronouncements

In May 2009, the TEI Fund adopted authoritative guidance on subsequent events. In preparing these financial statements, the TEI Fund has evaluated events after September 30, 2010 and determined that other than the subsequent event disclosed in Note 8, there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The impact of this standard is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

3. Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed. For the six months ended September 30, 2010, the Manager recouped $20,607 of fees and expenses.

At September 30, 2010, the Manager may recapture up to $83,756 through March 2011. No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the TEI Fund.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

4. Investor Servicing Fees

The TEI Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services

9

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements—(Continued)

4. Investor Servicing Fees (continued)
from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

5. Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act. Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund’s concentration and liquidity risks are discussed in the notes to the Master Fund’s financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund’s off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund’s financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

6. Investment Transactions

For the six months ended September 30, 2010, the TEI Fund’s assets were invested in the Master Fund and the TEI Fund made aggregate purchases of $1,435,039 and aggregate sales of $1,358,736 in the Master Fund.

7. Proxy Results

On July 12, 2010, a special meeting of Members was held to consider approving a new sub-investment advisory agreement with the Sub-Advisor due to a change in control of the Sub-Advisor. The Members approved a new sub-advisory agreement with the Sub- Advisor as Members having Interests representing a net asset value of $35,682,203 of the TEI Fund voted for approval and no Members voted against approval.

8. Subsequent Event: Tender Offer

The TEI Fund offered to purchase up to $3,500,000 of Interests in the TEI Fund thereof properly tendered by Members at a price equal to the net asset value of Interests as of December 31, 2010. For Interests tendered, the Member will receive a promissory note entitling the Member to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2010, of the Interests tendered and accepted for purchase by the TEI Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated September 22, 2010. The offer terminated at 5:00 p.m., Eastern Time, on October 20, 2010. Pursuant to the offer, Interests in the TEI Fund with a net asset value of approximately $3,500,000 as determined as of the valuation date were tendered and accepted by the TEI Fund.

10

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights

				Period from
				July 1, 2007
				(Commencement of
	Six Months Ended	Year Ended	Year Ended	Operations) through
	September 30, 2010(1)	March 31, 2010	March 31, 2009	March 31, 2008
Total Return before incentive fee	0.24%	8.48%	(11.68%)	(5.11%)
Incentive fee	0.00%	(0.02%)	0.00%	0.00%
Total Return after incentive fee	0.24%	8.46%	(11.68%)	(5.11%)
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000’s)	$38,801	$38,628	$32,633	$30,573
Portfolio Turnover	16.43%	20.91%	19.34%	1.39%
RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS
Net investment loss, before waivers/
reimbursements or recoupment	(2.13%)	(2.41%)	(2.10%)	(2.36%)
Net investment loss, after waivers/
reimbursements or recoupment	(2.24%)	(2.49%)	(2.13%)	(1.80%)
RATIO OF EXPENSES TO AVERAGE
NET ASSETS, BEFORE INCENTIVE
FEE
Operating expenses, before waivers/
reimbursements or recoupment	2.14%	2.17%	2.22%	2.81%
Operating expenses, after waivers/
reimbursements or recoupment	2.25%	2.25%	2.25%	2.25%
RATIO OF EXPENSES TO AVERAGE
NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER
INCENTIVE FEE
Operating expenses, after waivers/
reimbursements or recoupment	2.25%	2.25%	2.25%	2.25%
Incentive fee	0.00%	0.02%	0.00%	0.00%
Total Operating expenses, after waivers/
reimbursements or recoupment, after
incentive fee	2.25%	2.27%	2.25%	2.25%

(1) Unaudited.

Total return is calculated for all Members taken as a whole and an individual Member’s return may vary from these TEI Fund returns based on the timing of capital transactions. The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund’s portfolio turnover for the periods above. The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year. The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member’s capital may vary from these ratios based on the timing of capital transactions.

11

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements
September 30, 2010

Rochdale Core Alternative
Strategies Master Fund LLC

Financial Statements

September, 30 2010

TABLE OF CONTENTS

Page
Financial Statements
Statement of Assets, Liabilities and Members’ Capital	2
Statement of Operations	3
Statements of Changes in Members’ Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-9
Notes to Financial Statements	10-15
Financial Highlights	16
Additional Information

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2010 (Unaudited)

ASSETS
Investments, at fair value (cost $57,300,245)	$58,494,612
Receivable for fund investments sold	512,496
Prepaid expenses	6,319
Interest receivable	329

Total Assets	59,013,756

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	59,337
Contributions received in advance	450,000
Accrued professional fees payable	30,046
Accrued expenses and other liabilities	84,418

Total Liabilities	623,801

Total Members' Capital	$58,389,955

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest income	$3,615

Investment Income	3,615

EXPENSES
Management fees	359,807
Professional fees	46,138
Administration fees	53,400
Directors' fees	8,502
Custody fees	3,450
Other expenses	5,590

Total Expenses	476,887

Net Investment Loss	(473,272)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain from investment transactions	677,005

Net change in unrealized appreciation/depreciation of investments	110,589

Net Realized and Unrealized Gain from Investments	787,594

Net Increase in Members' Capital Resulting from Operations	$314,322

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended	Year Ended
	September 30, 2010(1)	March 31, 2010
FROM OPERATIONS
Net investment loss	$(473,272)	$(891,812)
Net realized gain (loss) on investments	677,005	(1,004,583)
Net change in unrealized appreciation/depreciation on investments	110,589	6,632,485
Net Increase in Members’ Capital Resulting From Operations	314,322	4,736,090

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS’ CAPITAL
Proceeds from sales of members’ interests	2,825,061	5,088,553
Payments for purchases of members’ interests	(2,365,268)	(2,567,537)
Net Proceeds of Members’ Interests	459,793	2,521,016
Total Increase in Members’ Capital	774,115	7,257,106

MEMBERS’ CAPITAL
Beginning of year	57,615,840	50,358,734

End of year	$58,389,955	$57,615,840
___________
(1)Unaudited.

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in members’ capital resulting from operations	$314,322
Adjustments to reconcile net increase in members’ capital resulting fromoperations to net cash from operating activities

Purchases of investments	(10,162,612)
Sales of investments	8,816,359
Net change in unrealized appreciation/depreciation on investments	(110,589)
Net realized gain from investments	(677,005)
Change in Operating Assets and Liabilities
Prepaid expenses	967
Interest receivable	(117)
Receivable for fund investments sold	(344,614)
Management fees payable	(59,007)
Contributions received in advance	(260,000)
Professional fees payable	(19,239)
Investments made in advance	2,000,000
Accrued expense and other liabilities	41,742
Net Cash used in Operating Activities	(459,793)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members’ interests	2,825,061
Payments for purchases of members’ interests	(2,365,268)
Net Cash Flows from Financing Activities	459,793
Net Change in Cash	—
CASH
Beginning of year	—

End of year	$—

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2010 (Unaudited)

				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members’ Capital	Cost	Fair Value	Frequency	# of Days
Equity Long / Short:
Absolute Partners Fund LLC	2.65%	$1,500,000	$1,547,521	Monthly	90
Alphagen Rhocas	3.56	1,750,000	2,080,410	Monthly	30
Blackthorn Partners, LP	4.45	2,000,000	2,599,859	Monthly	45
Clovis Capital Partners Institutional, LP	4.38	2,575,000	2,555,701	Quarterly	45
Copia Market Neutral Fund (US) LP	2.44	1,500,000	1,423,445	Quarterly	30
Criterion Institutional Partners, LP	3.21	1,750,000	1,872,019	Monthly	45
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.86	1,000,000	1,084,875	Quarterly	45
Hunter Global Investors Fund I LP	4.67	2,575,000	2,727,899	Quarterly	30
Sandler Associates	4.60	2,500,000	2,689,038	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	3.45	1,750,000	2,016,979	Monthly	30
Standard Global Equity Partners SA, LP	4.34	2,500,000	2,533,624	Quarterly	45
	39.61	21,400,000	23,131,370

Event/Multi-Strategy:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP	1.81	1,400,000	1,059,007	Monthly	30
Brencourt Multi Strategy Arbitrage, LP	0.39	119,429	230,552	**	**
Brigade Leveraged Capital Structures Fund LP	5.82	2,800,000	3,397,736	Quarterly	60
Canyon Value Realization Fund, LP	3.70	2,000,000	2,157,902	Annually	100
Castlerigg Partners	0.26	877,052	150,767	**	**
GoldenTree Partners LP	4.48	2,150,000	2,614,820	Quarterly	90
HBK Fund II L.P	5.24	3,000,000	3,059,097	Quarterly	90
Ionic Capital LLC	3.44	2,000,000	2,007,014	Quarterly	60
King Street Capital LP	0.24	107,420	141,896	**	**
OZ Asia Domestic Partners, LP	3.55	2,000,000	2,075,287	Annually	45
Polygon Global Opportunities Fund, LP	0.77	1,516,959	451,190	*	*
Satellite Fund II LP	0.18	794,842	103,169	*	*
Stark Select Asset Fund LLC2	0.46	264,801	268,773	**	**
Sutton Brook Capital Partners, LP	5.49	3,450,000	3,204,147	Monthly	30
York Capital Management, LP	5.20	3,000,000	3,033,479	Quarterly	45
	41.03	25,480,503	23,954,836

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments - (Continued)

September 30, 2010 (Unaudited)

				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members’ Capital	Cost	Fair Value	Frequency	# of Days
Global macro Strategy:

Blenheim Commodity Fund, LLC	3.00%	$1,500,000	$1,752,291	Monthly	65
Boronia Diversified Fund (U.S.) LP	1.43	750,000	834,553	Monthly	30
CamCap Resources, LP	2.13	1,250,000	1,243,370	Quarterly	60
Caxton Global Investments (USA) LLC	0.10	49,984	56,836	**	**
Dynamic	1.68	750,000	981,647	Monthly	30
MKP Opportunity Partners, LP	2.16	1,250,000	1,260,448	Quarterly	60
Robeco Transtrend Diversified Fund LLC	2.81	1,500,000	1,640,528	Monthly	5
Sunrise Commodities Fund	2.36	1,110,000	1,378,975	Monthly	15
	15.67	8,159,984	9,148,648

Total Long-Term Investment Fund:	96.31%	55,040,487	$56,234,854

Short-Term Investment:

Money Market Fund:
Federated prime Obligations Fund Institutional Class, 0.22%3	3.87%	$2,259,758	$2,259,758
Total Investments	100.18%	$57,300,245	$58,494,612
______________
1. All investments are non-income producing.
2. This Fund is a side pocket of Stark Investments Limited Partnership.
3. 7-Day Yield

*
Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for Polygon Global Opportunities Fund, LP and Satellite Fund II LP, as the funds are in process of being liquidated or restructured.

**
Special Investments have been established for Brencourt Multi Strategy Arbitrage, LP, Castlerigg Partners, King Street Capital LP, Stark Select Asset Fund LLC and Caxton Global Investments (USA) LLC. These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

Equity Long/Short. Equity investing involves the purchase and/or sale of listed or unlisted equity and equity-related Financial Instruments usually based on fundamental research and analysis. Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists. These Hedge Fund Managers may be globally or regionally focused. Hedge Fund Managers may also have a style bias, such as growth or value. The average holding period of Hedge Fund Managers may vary as well between long-term or short-term trading. Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event/Multi-Strategy. Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes. These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations. This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments - (Continued)

September 30, 2010 (Unaudited)

Global Macro Strategy. Macro strategies take long, short and relative value positions in Financial Instruments based on a top-down fundamental and technical analysis of capital market conditions. Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis. The Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments. Investments are usually made in a wide variety of global futures, cash instruments and other Financial Instruments, including stocks, bonds, currencies, derivatives and commodities.

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments—(Continued)

September 30, 2010 (Unaudited)

Strategy Allocation Breakdown

(as a % of total investments)

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements
1. Organization

Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”) is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940.

Rochdale Investment Management LLC (the “Manager”, “Adviser” or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds” or “Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

The Master Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Master Fund’s net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Barclays Capital Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index. Master Fund investments generally fall within the following broadly defined investment fund strategies: equity long/short, event driven and global macro.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Fair Value Measurements
The Master Fund follows authoritative guidance on Fair Value Measurements which defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets. Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets. Level 2 inputs relate to assets with observable quoted market prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable inputs and are used to the extent that observable inputs do not exist.

Investments Valuation
Investments are carried at fair value. The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Investments Valuation (continued)

Expedient” for estimating fair value of alternative investments. NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of computing the Master Fund’s net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007, the Master Fund adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of September, 30 2010, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Recent Accounting Policies

In May 2009, the Master Fund adopted authoritative guidance on subsequent events. In preparing these financial statements, the Master Fund has evaluated events after September 30, 2010 and determined that other than the subsequent event disclosed in Note 9, there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Recent Accounting Policies (continued)

required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The impact of this standard is disclosed in Note 3.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members’ respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members’ respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as “Contributions received in advance” and “Investments made in advance”, respectively.

3. Fair Value Disclosures

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Investments in Partnerships

The following are major categories of investments measured at fair value on a recurring basis at September 30, 2010 grouped by the fair value hierarchy:

Quoted Prices in

Description	Quoted Prices Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Alternative Investments	$—	$—	$56,234,854	$56,234,854
Short-Term Investment	$2,259,758	$—	$—	$2,259,758
	2,259,758	—	$56,234,854	58,494,612

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements—(Continued)
3. Fair Value Disclosures (continued)

Investments in Partnerships (continued)

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the six months ended September 30, 2010:

Alternative Investments
Beginning balance	$54,763,619
Total Realized Gains/Losses	677,005
Change in Unrealized Gains/(Losses)	110,589
Purchases, issuances and settlements, net	683,641
Ending balance	$56,234,854

Unrealized gains relating to alternative investments still held at September 30, 2010 are $1,194,367.

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

4. Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services. The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly. The investment management fee will be paid to the Manager out of the Master Fund’s assets.

The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”).

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements—(Continued)

4. Commitments and Other Related Party Transactions (continued)

Management and Incentive Fees (continued)

The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of Rochdale Core Alternative Strategies Fund LLC or Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”) to 2.25% of net assets for each Feeder Fund. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

5. Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6. Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds’ net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Rochdale Core Alternative Strategies Master Fund LLC

Notes to Financial Statements—(Continued)

6. Concentration, Liquidity and Off-Balance Sheet Risk (continued)

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently restricted for certain Hedge Funds with a fair value at September 30, 2010 aggregating $1,403,183 as noted in the Schedule of Investments.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund’s risk of loss in these Hedge Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7. Investment Transactions

For the six months ended September 30, 2010, the aggregate purchases (excluding short-term securities) were $9,500,000 and sales of investments were $8,816,359.

8. Proxy Results

On July 12, 2010, a special meeting of Members was held to consider approving a new sub-investment advisory agreement with the Sub-Advisor due to a change in control of the Sub-Advisor. The Members approved a new sub-advisory agreement with the Sub-Advisor as Members having Interests representing a net asset value of $54,895,203 of the Master Fund voted for approval and Members having Interests with a net asset value of $65,241 voted against approval.

9. Subsequent Event: Tender Offer

The Master Fund offered to purchase up to $5,000,000 of Interests in the Master Fund properly tendered at a price equal to the net asset value of Interests as of December 31, 2010. For Interests tendered, the security holder will receive a promissory note entitling the security holder to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2010, of the Interests tendered and accepted for purchase by the Master Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated September 22, 2010. The offer terminated at 5:00 p.m., Eastern Time, on October 20, 2010. Pursuant to the offer, Interests with a net asset value of $3,835,000 to be determined as of the valuation date were tendered and accepted by the Master Fund.

Rochdale Core Alternative Strategies Master Fund LLC

Financial Highlights

				Period from
				July 1, 2007
				(Commencement of)
				Operations)
	Six Months Ended	Year Ended	Year Ended	through
	September 30, 2010(1)	March 31, 2010	March 31, 2009	March 31, 2008
TOTAL RETURN—NET	0.54%	9.16%	(11.14%)	(5.01%)

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000’s)	$58,390	$57,616	$50,359	$48,948
Portfolio Turnover	16.43%	20.91%	19.34%	1.39%
Ratio of Net Investment Loss to Average
Net Assets	(1.64%)	(1.83%)	(1.55%)	(1.57%)
Ratio of Expenses to Average Net
Assets	1.66%	1.69%	1.67%	1.86%
__________________ (1) Unaudited.

Total return is calculated for all Members taken as a whole and an individual Member’s return may vary from these Fund returns based on the timing of capital transactions. The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund’s portfolio turnover for the periods shown above. The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year. The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member’s capital may vary from these ratios based on the timing of capital transactions.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of September 30, 2010:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Director	Dec ’06 – Present	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.
Garrett R. D’Alessandro	President	Dec ’06 – Present	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo -  is a Managing Director, Alternative Investments and Head of the Hedge Fund Solutions Group of PineBridge Investments.  Mr. Discolo joined the firm in 1999.  Mr. Discolo, who is also a member of PineBridge Investments’ Hedge Fund Investment Selection Committee has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds.  Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients.  Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.  Mr. Discolo received a BS in accounting from St. John’s University and an MBA from the Lubin School of Business at Pace University.  He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder.  Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Vinti Khanna - is a Managing Director and Head of Hedge Fund Research, Hedge Fund Solutions Group of PineBridge Investments.  Ms. Khanna joined the firm in 2002.  She was Assistant Director of Hedge Fund Research until July 2010. Ms. Khanna has asset management experience dating back to 1997.  She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee.  Before joining AIG Investments, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Solutions Group, from 1999 to 2002.  Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding.  From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America.  Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy.  Ms. Khanna holds Series 7 and Series 63 licenses.

Holdings

None of the portfolio managers of PineBridge Investments LLC (the “Sub-Adviser”) listed above own shares of the Rochdale Core Alternative Strategies Fund.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	7, $486 million	$0	9, $582 million	97, $92 million
Garrett R. D’Alessandro	7, $486 million	$0	9, $582 million	198, $198 million

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of September 30, 2010. Please note that the Registered Investment Companies and twenty-six Other Pooled Investments accounts are subject to performance-based fees (*).

		No. of Accounts	Market Value
Robert Discolo	RIC	1	$58,565,869
	performance fee	1	$58,565,869
	OPI	29	$2,135,160,797
	performance fee	26	$2,077,816,364
	OA	4	$1,999,027,013
	performance fee	4	$1,999,027,013
Vinti Khanna	RIC	1	$58,565,869
	performance fee	1	$58,565,869
	OPI	28	$1,806,026,938
	performance fee	25	$1,748,682,505
	OA	4	$1,999,027,013
	performance fee	4	$1,999,027,013

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Sub-Adviser Compensation Disclosure

Besides a base salary, which is consistent with regional market levels for the retention of superior staff, the Sub-Adviser’s investment professionals’ incentives are as follows:

Bonus compensation for investment professionals is based on a discretionary plan combined with the overall performance of the firm.

Portfolio managers and traders are evaluated on the performance of the portfolios they manage and/or trade compared to the relevant benchmarks. Research analysts are evaluated based on the value that their recommendations contribute to the performance of the portfolio.

Conflicts of Interest Disclosure

The Sub-Adviser aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Sub-Adviser believes address the conflicts associated with managing multiple accounts for multiple clients. The Sub-Adviser also monitors a variety of areas, including compliance with guidelines of Rochdale Core Alternative Strategies Master Fund, LLC and other accounts it manages and compliance with the Sub-Adviser’s Code of Ethics. Furthermore, the Sub-Adviser’s management periodically reviews the performance of a portfolio manager. Although the Sub-Adviser does not track the time a portfolio manager spends on a single portfolio, the Sub-Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required  by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date          12/9/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date          12/9/2010

By (Signature and Title)   /s/  Edmund Towers
                                                    Edmund Towers, Treasurer

Date          12/9/2010